Financial Risk and Fair Value Disclosures - Assets and Liabilities Measured and Recorded at Fair Value on a Recurring Basis (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 TWD ($)	Jan. 01, 2018 TWD ($)	Dec. 31, 2017 TWD ($)
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value through profit or loss, current	$ 17,264	$ 528,450		$ 716,918
Financial assets at fair value through profit or loss, noncurrent	377,519	11,555,847	$ 12,640,231	191,005
Available-for-sale financial assets, noncurrent	0	0	0	20,636,332
Financial assets at fair value through other comprehensive income, noncurrent	$ 378,487	11,585,477	$ 10,131,459	0
Level 1 [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value through profit or loss, current		493,481		663,138
Financial assets at fair value through profit or loss, noncurrent		3,612,243		174,760
Available-for-sale financial assets, noncurrent				10,959,194
Financial assets at fair value through other comprehensive income, noncurrent		8,166,277
Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value through profit or loss, current		34,969		22,175
Financial assets at fair value through profit or loss, noncurrent		44,597		16,245
Available-for-sale financial assets, noncurrent				0
Financial assets at fair value through other comprehensive income, noncurrent		0
Level 3 [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value through profit or loss, current		0		31,605
Financial assets at fair value through profit or loss, noncurrent		7,899,007		0
Available-for-sale financial assets, noncurrent				$ 9,677,138
Financial assets at fair value through other comprehensive income, noncurrent		$ 3,419,200